--------------------------------------------------------------------------------

NEW YORK
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================






Dear Shareholder:


We are pleased to present the annual report of New York Daily Tax Free Income Fund, Inc. for the year ended April 30, 2002.

The Fund had net assets of $484,299,322 and 2,687 active shareholders as of April 30, 2002.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff


Steven W. Duff
President











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2002
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date     Yield   (Note 1)    Moody's & Poor's
   ------                                                                              ----     -----    ------     ------- --------
Put Bonds (b) (5.39%)
------------------------------------------------------------------------------------------------------------------------------------
$ 11,125,000  New York State Dormitory Authority - Series PPT-5
              Insured by FHA                                                         10/03/02   1.80%  $ 11,125,000             A1+
  15,000,000  New York Triborough Bridge Tunnel Authority BAN - Series A             01/01/03   1.40     15,000,000   MIG-1   SP-1+
------------                                                                                           ------------
  26,125,000  Total Put Bonds                                                                            26,125,000
------------                                                                                           ------------
Tax Exempt Commercial Paper (4.98%)
------------------------------------------------------------------------------------------------------------------------------------
$  8,000,000  Metropolitan Transportation Authority Special Obligations - Series 1998B
              LOC ABN AMRO Bank N.A.                                                 05/16/02   1.55%  $  8,000,000    P1       A1+
   1,000,000  New York City, NY Municipal Water Finance Authority
              LOC Bank of Nova Scotia/Commerzbank/Toronto Dominion Bank              05/09/02   1.60      1,000,000    P1       A1+
   8,100,000  New York State Environmental Quality
              LOC Bayerische Landesbank/Landesbank Hessen                            05/07/02   1.20      8,100,000  VMIG-1     A1+
   7,000,000  New York State Thruway Authority - Series CP-2                         08/08/02   1.55      7,000,000    P1       A1+
------------                                                                                           ------------
  24,100,000  Total Tax Exempt Commercial Paper                                                          24,100,000
------------                                                                                           ------------
Tax Exempt General Obligation Notes & Bonds (12.50%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  Clarkstown, NY Central School District BAN (c)                         08/02/02   2.70%  $  2,002,105
  10,000,000  Commonwealth of Puerto Rico Public Improvement
              Bonds Tender Option Certificates - Series 2001-1
              Insured by FSA                                                         08/01/02   2.73     10,000,000             A1
   5,300,000  East Moriches, NY UFSD TAN (c)                                         06/21/02   2.75      5,300,215
  15,000,000  Homer, NY Central School District BAN                                  03/14/03   1.74     15,087,412   MIG-1
   5,000,000  Leroy, NY Central School District BAN (c)                              03/19/03   1.65      5,002,161
   4,950,000  Phoenix, NY Central School District RAN (c)                            06/28/02   2.75      4,950,228
   1,600,000  Portville, NY Central School District RAN (c)                          06/28/02   2.80      1,601,236
   5,500,000  Putnam/Northern Westchester County, NY BOCES RAN (c)                   10/04/02   2.05      5,501,144
   8,109,000  Wallkill, NY Central School District TAN (c)                           06/28/02   2.75      8,109,296
   3,000,000  West Genesee, NY Central School District RAN (c)                       06/28/02   2.70      3,001,972
------------                                                                                           ------------
  60,459,000  Total Tax Exempt General Obligation Notes & Bonds                                          60,555,769
------------                                                                                           ------------
Variable Rate Demand Instruments (d) (75.89%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000  Commonwealth of Puerto Rico Public Improvement
              Bonds Tender Option Certificates - Series 2001
              Insured by FSA                                                         07/01/19   1.65%  $  5,000,000             A1+
   1,570,000  Great Neck Water Authority Water System RB - Series 1993A
              Insured by FGIC                                                        01/01/20   1.60      1,570,000  VMIG-1     A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date      Yield      (Note 1)     Moody's & Poor's
   ------                                                                         ----      -----       ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Islip, NY Brentwood IDA (c)
              LOC Fleet Bank                                                    05/01/09    1.60%    $  1,000,000
  10,535,000  Jay Street Development Corporation, NY Lease RB
              (Jay Street Project)
              LOC Landesbank Hessen                                             05/01/20    1.55       10,535,000   VMIG-1     A1+
   4,500,000  Jay Street Development Corporation, NY Lease RB
              (Jay Street Project) - Series A
              LOC Morgan Guaranty Trust Company                                 05/01/22    1.65        4,500,000   VMIG-1     A1+
   4,850,000  Jefferson County, NY IDA IDRB (c)
              LOC PNC Bank, N.A.                                                10/01/13    1.80        4,850,000
   1,600,000  Long Island Power Authority, NY RB (Electric System) - Series 2
              LOC Westdeutsche Landesbank/
              State Street Bank and Trust Company                               05/01/33    1.65        1,600,000   VMIG-1     A1+
   1,300,000  Long Island Power Authority RB - Series 7, Subseries 7-A
              Insured by MBIA Insurance Corp.                                   04/01/25    1.50        1,300,000   VMIG-1     A1+
   5,000,000  Long Island Power Authority RB - Series 7, Subseries 7-B
              Insured by MBIA Insurance Corp.                                   04/01/25    1.65        5,000,000   VMIG-1     A1+
   1,370,000  Metropolitan Museum of Art
              (New York State Dormitory Authority) - Series 1993A               07/01/15    1.55        1,370,000   VMIG-1     A1+
     650,000  Metropolitan Museum of Art
              (New York State Dormitory Authority) - Series 1993B               07/01/23    1.55          650,000   VMIG-1     A1+
   2,500,000  Monroe County, NY IDA - Series A
              LOC First Union National Bank                                     06/01/29    1.75        2,500,000   VMIG-1
   2,545,000  New York City Civic Facilities IDA RB
              (Epiphany Community Nursery School Project) - Series 1997
              LOC Bank of New York                                              05/01/11    1.73        2,545,000   VMIG-1
   1,655,000  New York City, NY GO Bonds Fiscal 1993 - Series A-6
              LOC Landesbank Hessen                                             08/01/19    1.65        1,655,000   VMIG-1     A1+
   1,000,000  New York City, NY GO Bonds - Series B-2
              LOC Morgan Guaranty Trust Company                                 08/15/19    1.55        1,000,000   VMIG-1     A1+
   2,000,000  New York City, NY GO Bonds - Series B-9
              LOC Chase Manhattan Bank, N.A.                                    08/15/23    1.65        2,000,000   VMIG-1     A1+
   1,000,000  New York, NY GO Bonds - Series 1993B
              Insured by FGIC                                                   10/01/21    1.65        1,000,000   VMIG-1     A1+
   3,000,000  New York City, NY GO - Series 1 1996F
              Insured by FSA                                                    02/01/19    1.63        3,000,000              A1+




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2002

================================================================================


                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date      Yield      (Note 1)     Moody's & Poor's
   ------                                                                         ----      -----       ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,500,000  New York City, NY GO - Series A-7
              LOC Morgan Guaranty Trust Company                                 08/01/20    1.65%    $  1,500,000   VMIG-1     A1+
   1,120,000  New York City, NY GO - Series B
              Insured by FGIC                                                   10/01/20    1.65        1,120,000   VMIG-1     A1+
   7,600,000  New York City, NY GO - Series E-3
              LOC Westdeutche Landesbank                                        08/01/23    1.65        7,600,000   VMIG-1     A1+
   3,100,000  New York City, NY GO - Series E-4
              LOC State Street Bank & Trust Company                             08/01/21    1.65        3,100,000   VMIG-1     A1+
   1,400,000  New York City, NY GO - Series E-4
              Insured by FSA                                                    08/01/23    1.65        1,400,000   VMIG-1     A1+
   2,100,000  New York City, NY GO - Series E-5
              LOC Morgan Guaranty Trust Company                                 08/01/10    1.75        2,100,000   VMIG-1     A1+
   7,900,000  New York City, NY GO - Series F-6
              LOC Morgan Guaranty Trust Company                                 02/15/18    1.70        7,900,000   VMIG-1     A1+
   4,500,000  New York City, NY GO - Series F-3
              LOC Morgan Guaranty Trust Company                                 02/15/13    1.70        4,500,000   VMIG-1     A1+
   1,400,000  New York City, NY GO - Series H-3
              Insured by FSA                                                    08/01/22    1.65        1,400,000   VMIG-1     A1+
   6,200,000  New York City, NY GO - Subseries A-5
              LOC KBC Bank                                                      08/01/15    1.65        6,200,000   VMIG-1     A1+
   1,500,000  New York City, NY GO - Subseries B-7
              Insured by AMBAC Indemnity Corp.                                  08/15/18    1.65        1,500,000   VMIG-1     A1+
   2,500,000  New York City, NY GO - Subseries B-4
              Insured by MBIA Insurance Corp.                                   08/15/23    1.65        2,500,000   VMIG-1     A1+
   1,500,000  New York City, NY GO - Subseries H-3
              Insured by FSA                                                    08/01/20    1.65        1,500,000   VMIG-1     A1+
   2,600,000  New York City, NY Health & Hospital Corporation RB
              (Health System) - Series A
              LOC Morgan Guaranty Trust Company                                 02/15/26    1.70        2,600,000   VMIG-1     A1+
   1,715,000  New York City, NY Health & Hospital Corporation RB
              (Health System) - Series B
              LOC Toronto Dominion Bank                                         02/15/26    1.60        1,715,000   VMIG-1     A1+
   2,900,000  New York City, NY HDC (Montefiore Medical Center) - Series 1993A
              LOC Chase Manhattan Bank, N.A.                                    05/01/30    1.70        2,900,000              A1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date      Yield      (Note 1)     Moody's & Poor's
   ------                                                                         ----      -----       ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,400,000  New York City, NY HDC Mortgage MHRB (James Tower) - Series A
              LOC Citibank, N.A.                                                07/01/05    1.65%    $  2,400,000              A1+
   6,525,000  New York City, NY HDC MHRB (Jane Street Development)
              Collateralized by Federal National Mortgage Association           09/15/28    1.70        6,525,000              A1+
   5,000,000  New York City, NY HFA RB (E 39th Street Housing) - Series A
              Guaranteed by Federal National Mortgage Association               11/15/31    1.70        5,000,000   VMIG-1
   5,000,000  New York City, NY IDA Civil Facilities (Center For Jewish History)
              LOC Allied Irish Bank                                             09/01/31    1.57        5,000,000   VMIG-1
  10,000,000  New York City, NY IDA Special Facility RB
              (Korean Airlines Company Limited Project) - Series 1997
              LOC Citibank, N.A.                                                11/01/24    1.80       10,000,000   VMIG-1     A1+
   5,000,000  New York City, NY Municipal Water Finance Authority RB
              Municipal Securities Trust Receipts
              Insured by MBIA Insurance Corp.                                   06/15/23    1.63        5,000,000              A1+
   3,555,000  New York City, NY Municipal Water Finance Authority RB
              Municipal Securities Trust Receipts
              Insured by MBIA Insurance Corp.                                   06/15/29    1.63        3,555,000              A1+
   3,000,000  New York City, NY Municipal Water Finance Authority RB
              (Water & Sewer System)
              Insured by FGIC                                                   06/15/24    1.65        3,000,000   VMIG-1     A1+
   2,000,000  New York City, NY Municipal Water Finance Authority RB
              (Water & Sewer System)                                            06/15/33    1.63        2,000,000              A1+
   3,140,000  New York City, NY Municipal Water Finance Authority RB
              (Water & Sewer System) - Series C
              Insured by FGIC                                                   06/15/22    1.65        3,140,000   VMIG-1     A1+
  13,135,000  New York City, NY Transitional Finance Authority - Series A1      11/15/26    1.60       13,135,000   VMIG-1     A1
  11,490,000  New York City, NY Transitional Finance Authority - Subseries B-3  11/01/28    1.60       11,490,000   VMIG-1     A1+
   1,200,000  New York City, NY Trust For Cultural Resources
              (Carnegie Hall) - Series 1990
              LOC Westdeutche Landesbank                                        12/01/15    1.50        1,200,000   VMIG-1     A1+
   9,555,000  New York State Development Corporation (Eagle)                    07/01/16    1.63        9,555,000              A1+
     995,000  New York State Dormitory Authority (Merlots)
              Insured by AMBAC Indemnity Corp.                                  02/15/18    1.72          995,000   VMIG-1
   3,200,000  New York State Dormitory Authority (Wagner College Project)
              LOC Morgan Guaranty Trust Company                                 07/01/28    1.65        3,200,000              A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2002

================================================================================


                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                           Maturity              Value              Standard
   Amount                                                                            Date     Yield    (Note 1)     Moody's & Poor's
   ------                                                                            ----     -----     ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  New York State Dormitory Authority RB (Cornell University) - Series A
              LOC Toronto Dominion Bank                                            07/01/29   1.60%  $  3,000,000              A1+
   5,515,000  New York State Dormitory Authority RB (Oxford University Press Inc.)
              LOC Landesbank Hessen                                                07/01/23   1.65      5,515,000   VMIG-1
  13,500,000  New York State ERDA (New York Electric & Gas)
              LOC Mellon Bank                                                      02/01/29   1.70     13,500,000   VMIG-1     A1+
   1,000,000  New York State ERDA (New York Electric & Gas)
              LOC Bank One                                                         10/01/29   1.65      1,000,000   VMIG-1     A1+
   4,000,000  New York State ERDA (Rochester Gas & Electric Corporation)
              Insured by MBIA Insurance Corp.                                      08/01/32   1.60      4,000,000   VMIG-1     A1+
   1,140,000  New York State ERDA PCRB (New York Electric & Gas)
              LOC Bank One                                                         10/01/29   1.55      1,140,000   VMIG-1     A1+
   6,000,000  New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series 1985A
              LOC Toronto Dominion Bank                                            07/01/15   1.75      6,000,000              A1+
     700,000  New York State ERDA PCRB
              (Niagara Mohawk Power Corporation) - Series 1987A
              LOC Toronto Dominion Bank                                            03/01/27   1.60        700,000     P1
   1,200,000  New York State ERDA PCRB (Niagara Mohawk Power Corporation)
              LOC Bank One                                                         12/01/25   1.65      1,200,000     P1
   4,700,000  New York State ERDA PCRB (Niagara Mohawk Power Corporation)
              LOC Toronto Dominion Bank                                            12/01/26   1.70      4,700,000     P1
   3,000,000  New York State ERDA RB (Con Edison Company) - Subseries A-2
              LOC Barclays Bank PLC                                                06/01/36   1.65      3,000,000   VMIG-1     A1
   6,300,000  New York State HFA RB - Series A
              Guaranteed by Federal National Mortgage Association                  05/01/29   1.70      6,300,000   VMIG-1
   7,200,000  New York State HFA (70 Battery Place) - Series A
              Guaranteed by Federal National Mortgage Association                  05/15/29   1.75      7,200,000   VMIG-1
   8,300,000  New York State HFA (Fifth Avenue Project)
              Collateralized by Federal National Mortgage Association              05/15/31   1.70      8,300,000   VMIG-1
  12,000,000  New York State HFA (Normandie Court Project)
              Guaranteed by Federal Home Loan Mortgage Corporation                 11/01/29   1.70     12,000,000   VMIG-1
  12,000,000  New York State HFA RB (Saxony Housing) - Series 1997A                05/15/30   1.70     12,000,000   VMIG-1
   4,000,000  New York State HFA RB (Union Square Housing)
              Guaranteed by Federal National Mortgage Association                  11/01/24   1.70      4,000,000   VMIG-1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                           Maturity              Value              Standard
   Amount                                                                            Date     Yield    (Note 1)     Moody's & Poor's
   ------                                                                            ----     -----     ------      ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,275,000  New York State Job Development Authority - Series A1
              LOC JPMorgan Chase/Bayerische Landesbank                             03/01/07   1.70%  $  2,275,000   VMIG-1
   9,400,000  New York State
              Local Government Assistance Corporation - Series 1994B
              LOC Westdeutsche Landesbank/Bayerische Landesbank                    04/01/23   1.60      9,400,000   VMIG-1     A1+
   8,000,000  New York State
              Local Government Assistance Corporation - Series 1995F
              LOC Toronto Dominion Bank                                            04/01/25   1.60      8,000,000   VMIG-1     A1+
   2,300,000  New York State
              Local Government Assistance Corporation - Series C
              LOC Landesbank Hessen                                                04/01/25   1.60      2,300,000   VMIG-1     A1+
   1,000,000  New York State
              Local Government Assistance Corporation - Series E
              LOC Bank of Nova Scotia                                              04/01/25   1.60      1,000,000   VMIG-1     A1+
     500,000  New York State Medical Care Facility Financial Authority
              LOC Chase Manhattan Bank, N.A.                                       11/01/15   1.55        500,000   VMIG-1
     175,000  New York State
              Medical Care Pooled Equipment Authority - Series 1994A
              LOC Chase Manhattan Bank, N.A.                                       11/01/03   1.65        175,000   VMIG-1
   1,500,000  New York State Thruway Authority General RB
              Insured by FGIC                                                      01/01/24   1.65      1,500,000   VMIG-1     A1+
   5,600,000  New York Triborough Bridge & Tunnel Authority
              Insured by AMBAC Indemnity Corp.                                     01/01/13   1.65      5,600,000   VMIG-1     A1+
  40,000,000  New York Tobacco #PA797
              LOC Merrill Lynch & Company, Inc.                                    07/15/39   1.78     40,000,000   VMIG-1
   4,000,000  Port of Authority of New York and New Jersey Rob/Ins Trust Receipts
              Class F- Series 10
              Insured by FSA                                                       01/15/17   1.68      4,000,000   VMIG-1     A1+
   2,125,000  Puerto Rico Housing Finance Corporate (Eagle) - Series 2000-C5102
              Insured by AMBAC Indemnity Corp.                                     10/01/11   1.73      2,125,000              A1+
   2,000,000  Saint Lawrence County, NY IDA (Aluminum Company of America)          12/01/33   1.68      2,000,000              A1
   4,300,000  Triborough Bridge & Tunnel Authority Special Obligation Refunding
              Insured by FSA                                                       01/01/31   1.65      4,300,000   VMIG-1     A1+
   5,000,000  Warren & Washington Counties, NY IDA IDRB
              (Griffith Micro Science Inc. Project) - Series 1994
              LOC Bank One                                                         12/01/14   1.85      5,000,000              A1+
------------                                                                                         ------------
 367,535,000  Total Variable Rate Demand Instruments                                                  367,535,000
------------                                                                                         ------------



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2002

================================================================================


                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date      Yield      (Note 1)     Moody's & Poor's
   ------                                                                         ----      -----       ------      ------- --------
Variable Rate Demand Instruments - Private Placements (d) (1.53%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  Blaser Real Estate 1986
              LOC Union Bank of Switzerland                                     09/01/21    3.09%  $   3,000,000      P1       A1+
   3,500,000  Blaser Real Estate 1990
              LOC Union Bank of Switzerland                                     09/01/21    3.09       3,500,000      P1       A1
     212,083  Troy Mall Associates - Series 1985B
              LOC Key Bank, N.A.                                                07/01/15    2.85         212,083      P1       A1
     673,750  Troy Mall Associates - Series 1985C
              LOC Key Bank, N.A.                                                04/01/16    2.85         673,750      P1       A1
------------                                                                                       -------------
   7,385,833  Total Variable Rate Demand Instruments - Private Placements                              7,385,833
------------                                                                                       -------------
              Total Investments (100.29%) (Cost $485,701,602+)                                       485,701,602
              Liabilities In Excess Of Cash And Other Assets (-0.29%)                              (   1,402,280)
                                                                                                   -------------
              Net Assets (100.00%)                                                                 $ 484,299,322
                                                                                                   =============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 343,897,383 Shares Outstanding (Note 3)                              $        1.00
                                                                                                   =============
              Class B Shares,  50,442,091 Shares Outstanding (Note 3)                              $        1.00
                                                                                                   =============
              Victory Shares,  89,963,551 Shares Outstanding (Note 3)                              $        1.00
                                                                                                   =============


              +   Aggregate cost for federal income tax purposes is identical.




















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


FOOTNOTES:




(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

     BAN       =   Bond Anticipation Note                         IDRB      =    Industrial Development Revenue Bond
     ERDA      =   Energy and Research Development Authority      LOC       =    Letter of Credit
     FGIC      =   Financial Guarantee Insurance Company          MHRB      =    Multi-Family Housing Revenue Bond
     FHA       =   Federal Housing Administration                 PCRB      =    Pollution Control Revenue Bond
     FSA       =   Financial Securities Assurance                 RAN       =    Revenue Anticipation Note
     GO        =   General Obligation                             RB        =    Revenue Bond
     HDC       =   Housing Development Corporation                TAN       =    Tax Anticipation Note
     HFA       =   Housing Finance Authority                      UFSD      =    Unified School District
     IDA       =   Industrial Development Authority









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 2002

================================================================================






INVESTMENT INCOME

Income:

  Interest..............................................................   $   11,486,458
                                                                            -------------

Expenses: (Note 2)

  Investment management fee.............................................        1,632,513

  Administration fee....................................................        1,142,759

  Shareholder servicing fee (Class A)...................................          766,908

  Shareholder servicing fee (Evergreen shares)..........................           21,117

  Shareholder servicing fee (Victory shares)............................          194,645

  Custodian expenses....................................................           30,485

  Shareholder servicing and
     related shareholder expenses+......................................          450,872

  Legal, compliance and filing fees.....................................           92,905

  Audit and accounting..................................................          111,775

  Directors' fees and expenses..........................................           22,913

  Other expenses........................................................           20,669
                                                                            -------------

     Total expenses.....................................................        4,487,561

     Less:  Expenses paid indirectly....................................   (        5,774)
                                                                            -------------

            Net expenses................................................        4,481,787
                                                                            -------------

Net investment income...................................................        7,004,671



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.................................          -0-
                                                                            -------------

Increase in net assets from operations..................................   $    7,004,671
                                                                            =============


+ Includes class specific transfer agency expenses of $287,317, $26,417, $20,631 $76,064 for Class A, Class B, Evergreen, and Victory shares, respectively.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED APRIL 30, 2002 AND 2001
================================================================================





                                                                        2002                    2001
                                                                   ---------------         ---------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net investment income.........................................   $     7,004,671         $    15,661,276
  Net realized gain (loss) on investments.......................         -0-                     -0-
                                                                   ---------------         ---------------
  Increase in net assets from operations........................         7,004,671              15,661,276
Dividends to shareholders from net investment income
  Class A.......................................................  (      4,886,822)*      (     10,582,325)*
  Class B.......................................................  (        760,329)*      (      1,872,208)*
  Evergreen shares..............................................  (        197,932)*      (        620,008)*
  Victory shares................................................  (      1,159,588)*      (      2,586,735)*
Capital share transactions (Note 3)
  Class A.......................................................  (     62,896,943)             83,575,564
  Class B.......................................................         5,292,831               5,872,276
  Evergreen shares..............................................  (     26,235,846)              8,049,936
  Victory shares................................................        11,535,924              12,682,131
                                                                   ---------------         ---------------
      Total increase (decrease).................................  (     72,304,034)            110,179,907
Net assets:
  Beginning of year.............................................       556,603,356             446,423,449
                                                                   ---------------         ---------------
  End of year...................................................   $   484,299,322         $   556,603,356
                                                                   ===============         ===============

*    Designated as exempt-interest dividends for federal income tax purposes.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund had four classes of stock authorized, Class A, Class B, Evergreen and Victory Shares. The Class A, Evergreen and Victory shares are subject to a service fee pursuant to the Distribution Plan. Evergreen shares liquidated on September 24, 2001; therefore financial highlights for this class are not presented. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Evergreen and Victory shares commenced on August 27,1999.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (Manager), equal to .30% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, Evergreen and Victory shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect to such classes. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $271,924 paid to Reich & Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Fund. Included under the same caption are expenses paid indirectly of $5,774.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $4,000 per annum plus $750 per meeting attended.

3. Capital Stock

At April 30, 2002, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $484,301,336. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                               Year
                                                     Ended                              Ended
                                                April 30, 2002                     April 30, 2001
                                                --------------                     --------------
Class A
-------
Sold......................................        774,977,392                        898,041,320
Issued on reinvestment of dividends.......          4,919,435                         10,189,007
Redeemed..................................       (842,793,770)                      (824,654,763)
                                                  -----------                        -----------
Net increase (decrease)...................       ( 62,896,943)                        83,575,564
                                                  ===========                        ===========

                                                     Year                               Year
                                                     Ended                              Ended
                                                April 30, 2002                     April 30, 2001
                                                --------------                     --------------
Class B
-------
Sold......................................        295,120,137                        314,038,768
Issued on reinvestment of dividends.......            767,559                          1,827,227
Redeemed..................................       (290,594,865)                      (309,993,719)
                                                  -----------                        -----------
Net increase..............................          5,292,831                          5,872,276
                                                  ===========                        ===========




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
3. Capital Stock (Continued)

                                                     Year                               Year
                                                     Ended                              Ended
                                                April 30, 2002                     April 30, 2001
                                                --------------                     --------------
Evergreen Shares*
-----------------
Sold......................................         14,491,136                         42,479,361
Issued on reinvestment of dividends.......            197,913                            619,927
Redeemed..................................       ( 40,924,895)                      ( 35,049,352)
                                                  -----------                        -----------
Net increase (decrease)...................       ( 26,235,846)                         8,049,936
                                                  ===========                        ===========

                                                     Year                               Year
                                                     Ended                              Ended
                                                April 30, 2002                     April 30, 2001
                                                --------------                     --------------
Victory Shares
--------------
Sold......................................        145,042,598                        118,853,256
Issued on reinvestment of dividends.......          1,159,527                          2,586,435
Redeemed..................................       (134,666,201)                      (108,757,560)
                                                  -----------                        -----------
Net increase..............................         11,535,924                         12,682,131
                                                  ===========                        ===========

* Evergreen shares liquidated on September 24, 2001.

4. Sales of Securities

Accumulated undistributed realized losses at April 30, 2002 amounted to $2,014. Such losses represent tax basis net capital losses which may be carried forward to offset future capital gains. Such losses expire April 30, 2005.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 74% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights

                                                                    Year Ended April 30,
                                                 -------------------------------------------------------
CLASS A
-------                                            2002        2001        2000        1999        1998
                                                 -------     -------     -------     -------     -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............   $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                 -------     -------     -------     -------     -------
Income from investment operations:
  Net investment income.......................     0.012       0.031       0.026       0.025       0.029
Less distributions:
  Dividends from net investment income........   ( 0.012)    ( 0.031)    ( 0.026)    ( 0.025)    ( 0.029)
                                                  ------      ------      ------      ------      ------
Net asset value, end of year..................   $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                 =======     =======     =======     =======     =======
Total Return..................................     1.23%       3.11%       2.62%       2.48%       2.90%
Ratios/Supplemental Data
Net assets, end of year (000).................   $343,895    $406,791    $323,216    $473,965    $370,044
Ratios to average net assets:
  Expenses....................................     0.85%       0.87%       0.86%       0.85%       0.85%
  Net investment income.......................     1.27%       3.03%       2.59%       2.43%       2.85%



                                                                    Year Ended April 30,
                                                 -------------------------------------------------------
CLASS B
-------                                            2002        2001        2000        1999        1998
                                                 -------     -------     -------     -------     -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............   $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                 -------     -------     -------     -------     -------
Income from investment operations:
  Net investment income.......................     0.015       0.033       0.028       0.027       0.031
Less distributions:
  Dividends from net investment income........   ( 0.015)    ( 0.033)    ( 0.028)    ( 0.027)    ( 0.031)
                                                  ------      ------      ------      ------      ------
Net asset value, end of year..................   $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                 =======     =======     =======     =======     =======
Total Return..................................     1.46%       3.37%       2.84%       2.70%       3.12%
Ratios/Supplemental Data
Net assets, end of year (000).................   $50,441     $45,149     $39,277     $ 7,377     $ 4,412
Ratios to average net assets:
  Expenses....................................     0.62%       0.62%       0.64%       0.64%       0.64%
  Net investment income.......................     1.44%       3.31%       2.87%       2.68%       2.94%






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights (Continued)



VICTORY SHARES                                            Year Ended April 30,                    August 27, 1999
--------------                                       ------------------------------         (Commencement of Offering)
                                                       2002                  2001                to April 30, 2000
                                                     --------              --------              -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........      $  1.00               $  1.00                   $  1.00
                                                     --------              --------                  --------
Income from investment operations:
  Net investment income........................         0.012                 0.031                     0.018
Less distributions:
  Dividends from net investment income.........      (  0.012)             (  0.031)                 (  0.018)
                                                      -------              --------                   -------
Net asset value, end of period.................      $  1.00               $  1.00                   $  1.00
                                                     ========              ========                  ========
Total Return...................................         1.23%                 3.11%                     1.84%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................      $  89,963             $  78,428                 $  65,745
Ratios to average net assets:
  Expenses.....................................         0.85%                 0.87%                     0.86%(b)
  Net investment income........................         1.27%                 3.03%                     2.59%(b)


(a)  Not annualized
(b)  Annualized

























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================




To the Board of Directors and Shareholders of New York Daily Tax Free Income Fund, Inc.





In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Daily Tax Free Income Fund, Inc. (the "Fund") at April 30, 2002, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the periods prior to May 1, 1999 were audited by other independent accountants whose report dated May 25, 1999 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
June 5, 2002











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                       Directors and Officers Information
                                 April 30, 2002+


---------------------- --------------- -------------- ----------------------- --------------------- --------------------

                        Position(s)       Term of           Principal              Number of               Other
   Name, Address1,       Held with        Office          Occupation(s)        Portfolios in Fund      Directorships
       and Age              Fund       and Length of       During Past              Complex               held by
                                        Time Served          5 Years              Overseen by            Director
                                                                              Director or Officer
---------------------- --------------- -------------- ----------------------- --------------------- --------------------
Disinterested Directors:
---------------------- --------------- -------------- ----------------------- --------------------- --------------------
Edward A. Kuczmarksi,  Director            1984       Certified Public        Director of one       Trustee of the
Age 52                                                Accountant and          portfolio             Empire Builder Tax
                                                      Partner of Hays &                             Free Bond Fund
                                                      Company since 1980.
---------------------- --------------- -------------- ----------------------- --------------------- --------------------
Caroline E. Newell,    Director            1984       Director of the Park    Director of one       Trustee of the
Age 61                                                Avenue Church Day       portfolio             Empire Builder Tax
                                                      School since 2001.                            Free Bond Fund
                                                      Director of Le
                                                      Chateau des Enfants
                                                      and the American
                                                      School in
                                                      Switzerland, both
                                                      since 1990.
---------------------- --------------- -------------- ----------------------- --------------------- --------------------
John P. Steines,       Director            1984       Professor of Law, New   Director of one       Trustee of the
Age 53                                                York University         portfolio             Empire Builder Tax
                                                      School of Law since                           Free Bond Fund
                                                      1980.
---------------------- --------------- -------------- ----------------------- --------------------- --------------------


+ The Statement of Additional Information includes additional information about New York Daily Tax Free Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                       Directors and Officers Information
                           April 30, 2002+ (continued)


--------------------- --------------- ---------------- -------------------------- -------------------- -----------------

                       Position(s)    Term of Office    Principal Occupation(s)        Number of            Other
  Name, Address1,       Held with      and Length of          During Past         Portfolios in Fund    Directorships
      and Age              Fund         Time Served             5 Years                 Complex            held by
                                                                                      Overseen by          Director
                                                                                  Director or Officer
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Interested Directors/Officers:
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Steven W. Duff,       President and        1994        Manager and President of   Director/Trustee           N/A
Age 48                Director2                        Reich & Tang Asset         and/or Officer of
                                                       Management, LLC ("RTAM,    seventeen
                                                       LLC"), a registered        portfolios
                                                       Investment Advisor.
                                                       Associated with RTAM,
                                                       LLC since 1994.
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Molly Flewharty,      Vice President       1986        Senior Vice President of   Officer of                 N/A
Age 51                                                 RTAM, LLC.  Associated     seventeen
                                                       with RTAM, LLC since       portfolios
                                                       1977.
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Lesley M. Jones,      Vice President       1986        Senior Vice President of   Officer of twelve          N/A
Age 53                                                 RTAM, LLC.  Associated     portfolios
                                                       with RTAM, LLC since
                                                       1973.
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Dana E. Messina,      Vice President       1986        Executive Vice President   Officer of fifteen         N/A
Age 45                                                 of RTAM, LLC.              portfolios
                                                       Associated with RTAM,
                                                       LLC since 1980.
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Richard DeSanctis,    Treasurer and        1992        Executive Vice             Officer of                 N/A
Age 45                Assistant                        President, CFO and         seventeen
                      Secretary                        Treasurer of RTAM, LLC.    portfolios
                                                       Associated with RTAM,
                                                       LLC since 1990.
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Rosanne Holtzer,      Secretary and        1998        Senior Vice President of   Officer of                 N/A
Age 37                Assistant                        RTAM, LLC.  Associated     seventeen
                      Treasurer                        with RTAM, LLC since       portfolios
                                                       1986.
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------

+ The Statement of Additional Information includes additional information about New York Daily Tax Free Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------














-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


New York Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




NY4/02A





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





NEW YORK
DAILY
TAX FREE
INCOME
FUND, INC.















                                  Annual Report
                                 April 30, 2002












--------------------------------------------------------------------------------